Total Current Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expenses [Line Items]
Income tax expense (benefit)	$ 68	$ 255	$ 142	$ 319	$ 504	$ (60)	$ 239
Total current
Income Tax Expenses [Line Items]
Income tax expense (benefit)					505	(60)	239
Total current | Real Estate Investments Trust State Income Tax
Income Tax Expenses [Line Items]
Income tax expense (benefit)					505	178	239
Total current | Real Estate Investments Trust State Built-In Gain Tax
Income Tax Expenses [Line Items]
Income tax expense (benefit)						$ (238)